Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Income attributable to common equity holders	$ 431	$ 5,272	$ 24,280
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301
Diluted earnings (loss) per share	$ 0.02	$ 0.26	$ 1.18
Basic earnings (loss) per share	$ 0.02	$ 0.26	$ 1.18